SUBSEQUENT EVENTS (Details Narrative) $ / shares in Units, ¥ in Thousands			12 Months Ended
	Mar. 02, 2022 USD ($)	Jan. 19, 2022 CNY (¥) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)		Nov. 11, 2022 USD ($)	Feb. 24, 2022	Feb. 17, 2022	Jan. 19, 2022 $ / shares
Subsequent Event [Line Items]
Net loss attributable to the Company | $			$ (9,924,859)	$ (17,694,775)	$ (3,582,332)	[1]
Equity interest			100.00%
Research and Development Expense | $			$ 4,479,045	$ 3,889,126	$ 3,592,843
Subsequent Event [Member]
Subsequent Event [Line Items]
Research and Development Expense | $	$ 8,200,000,000
Subsequent Event [Member] | FTX [Member]
Subsequent Event [Line Items]
Fair value of cryptocurrencies | $							$ 160,000
Subsequent Event [Member] | Zhenjiang TaopingIo Technology Limited [Member]
Subsequent Event [Line Items]
Equity interest								100.00%		46.00%
Subsequent Event [Member] | Zhenjiang TaopingIo Technology Limited [Member] | Minimum [Member]
Subsequent Event [Line Items]
Equity interest									51.00%
Subsequent Event [Member] | Zhenjiang TaopingIo Technology Limited [Member] | Common Stock First Phase [Member]
Subsequent Event [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares		67,184
Subsequent Event [Member] | Zhenjiang TaopingIo Technology Limited [Member] | Common Stock Second Phase [Member]
Subsequent Event [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares		67,184
Net loss attributable to the Company | ¥		¥ 500
Subsequent Event [Member] | Zhenjiang TaopingIo Technology Limited [Member] | Common Stock Second Phase [Member] | Minimum [Member]
Subsequent Event [Line Items]
Revenues | ¥		¥ 2,500
Subsequent Event [Member] | Zhenjiang TaopingIo Technology Limited [Member] | Common Stock Third Phase [Member]
Subsequent Event [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares		67,184
Net loss attributable to the Company | ¥		¥ 550
Subsequent Event [Member] | Zhenjiang TaopingIo Technology Limited [Member] | Common Stock Third Phase [Member] | Minimum [Member]
Subsequent Event [Line Items]
Revenues | ¥		¥ 2,600
Subsequent Event [Member] | Share Purchase Agreement [Member] | Zhenjiang TaopingIo Technology Limited [Member]
Subsequent Event [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired										95.56%
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares		201,552
Share Price | $ / shares										$ 1.94

[1]	On July 30, 2020, the Company implemented a one-for-six reverse stock split of the Company’s issued and outstanding ordinary shares. Except shares authorized, all share and per share information has been retroactively adjusted to give effect to the reverse stock split for all periods presented, unless otherwise indicated.